Summary of Significant Accounting Policies, Concentration of Credit Risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Customer	Dec. 31, 2019 USD ($) Customer	Dec. 31, 2018 Customer
Concentration of Credit Risk [Abstract]
Bank deposits, including MSA escrow accounts, in excess of federally insured limits | $	$ 69.7	$ 126.0
Gross Sales [Member] | Customer Concentration Risk [Member]
Concentration of Credit Risk [Abstract]
Number of customers accounting for more than 10% of sales | Customer	0	0	0